Segment information - Assets (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total consolidated		$ 16,923	$ 15,574
Operating Segments | Light-Duty
Segment Reporting Information [Line Items]
Total consolidated		13,110	9,093
Operating Segments | High-Pressure Controls & Systems
Segment Reporting Information [Line Items]
Total consolidated		3,142	649
Operating Segments | Heavy-Duty OEM
Segment Reporting Information [Line Items]
Total consolidated		510	5,156
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Total consolidated	$ 723
Corporate
Segment Reporting Information [Line Items]
Total consolidated		$ 161	$ 676